PROPERTY, EQUIPMENT AND SOFTWARE- Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE
Impairment of long-lived assets	$ 1,246